UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06629

Western Asset Managed Municipals Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(888) 777-0102

Date of fiscal year end: May 31

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

FORM N-Q

FEBRUARY 29, 2016

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 138.2%
Alabama - 6.2%
Jefferson County, AL, Sewer Revenue:
AGM	5.500%	10/1/53	$1,400,000	$1,583,386
Convertible CAB, Subordinated Lien	0.000%	10/1/50	11,580,000	8,419,007	(a)
Subordinated Lien Warrants	6.000%	10/1/42	9,230,000	10,754,612
Subordinated Lien Warrants	6.500%	10/1/53	6,900,000	8,288,625
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	8,000,000	9,355,200	(b)

Total Alabama				38,400,830

Arizona - 5.1%
Greater Arizona Development Authority, Development Authority Infrastructure Revenue, Pinal County Road Project, NATL	5.000%	8/1/19	3,705,000	3,775,062	(c)
Navajo Nation, AZ, Revenue	5.500%	12/1/30	950,000	1,068,085	(d)
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/40	5,000,000	5,533,350
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/28	2,000,000	2,454,520
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	10,000,000	12,001,000
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/37	5,500,000	6,524,815

Total Arizona				31,356,832

California - 20.6%
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/46	2,000,000	2,253,620
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.110%	4/1/24	5,500,000	5,459,135	(a)(e)
San Francisco Bay Area	5.125%	4/1/39	21,700,000	24,597,167	(c)
California Health Facilities Financing Authority Revenue, Stanford Hospital & Clinics	5.150%	11/15/40	2,000,000	2,283,140
California Housing Finance Agency Revenue, Home Mortgage	4.700%	8/1/24	2,110,000	2,125,656	(f)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	12,500,000	13,696,625	(d)(f)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	5,000,000	5,146,850	(d)
California State, GO	0.998%	12/1/17	4,000,000	4,015,200	(a)(e)
California Statewide CDA Revenue, Methodist Hospital Project, FHA	6.625%	8/1/29	5,235,000	6,257,081	(c)
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.750%	1/15/45	1,770,000	1,881,085
Imperial Irrigation District, CA, Electric Revenue	5.500%	11/1/41	2,750,000	3,214,970
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue	5.000%	9/1/44	2,405,000	2,637,107
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Project II	5.000%	8/1/32	3,000,000	3,537,000
Multiple Capital Project II	5.000%	8/1/37	2,750,000	3,188,405
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	8,000,000	8,872,880	(c)
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	3,430,000	4,951,411
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	8,000,000	11,071,120
Modesto, CA, Irrigation District, COP, Capital Improvements	6.000%	10/1/39	6,500,000	7,347,080
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.500%	9/1/45	2,000,000	2,171,020

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/39	$900,000	$1,071,576
Riverside County, CA, Transportation Commission Toll Revenue:
Senior Lien	5.750%	6/1/44	200,000	230,220
Senior Lien	5.750%	6/1/48	600,000	688,584
San Bernardino County, CA, COP, Arrowhead Project	5.125%	8/1/24	5,185,000	5,815,029
Shafter Wasco Irrigation District Revenue, CA, COP	5.000%	11/1/40	5,000,000	5,484,250

Total California				127,996,211

Colorado - 10.2%
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	5.000%	9/1/41	4,000,000	4,065,720
Sisters Leavenworth	5.000%	1/1/35	6,000,000	6,610,980
Denver, CO, City & County Airport Revenue	6.125%	11/15/25	10,945,000	14,388,188	(f)(g)
Denver, CO, City & County Airport Revenue	6.125%	11/15/25	13,630,000	13,690,517	(f)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	18,000,000	24,680,340

Total Colorado				63,435,745

District of Columbia - 2.5%
District of Columbia, Hospital Revenue, Children’s Hospital Obligation, AGM	5.450%	7/15/35	13,760,000	15,236,998	(c)

Florida - 10.6%
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.125%	6/15/46	560,000	573,670	(d)
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Obligated Group	7.000%	6/1/45	300,000	313,224	(d)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/30	2,410,000	2,731,325
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/30	6,000,000	6,803,280	(f)
Miami-Dade County, FL, Aviation Revenue	5.500%	10/1/41	10,000,000	11,320,900
Miami-Dade County, FL, Aviation Revenue, Miami International Airport	5.375%	10/1/35	10,705,000	12,461,262
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/40	10,000,000	10,988,900
Orange County, FL, Health Facilities Authority Revenue, Hospital-Orlando Regional Healthcare, AGM	5.000%	11/1/35	4,545,000	4,906,373
Orange County, FL, IDA Revenue, Vitag Florida LLC Project	8.000%	7/1/36	1,340,000	1,384,073	(d)(f)
Orange County, FL, School Board, COP, AGC	5.500%	8/1/34	8,000,000	9,166,480
Orlando, FL, State Sales Tax Payments Revenue	5.000%	8/1/32	5,000,000	5,351,950

Total Florida				66,001,437

Georgia - 4.4%
Atlanta, GA, Water & Wastewater Revenue	6.250%	11/1/39	13,000,000	15,535,520	(c)
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	6,220,000	7,159,033
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/22	4,000,000	4,595,400

Total Georgia				27,289,953

Hawaii - 1.3%
Hawaii State Airports System Revenue	5.000%	7/1/39	7,000,000	7,813,890

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 9.3%
Chicago, IL, GO	5.500%	1/1/32	$3,300,000	$3,338,841
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	1,000,000	1,136,610	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/35	7,000,000	7,824,950	(f)
Chicago, IL, O’Hare International Airport Revenue	5.625%	1/1/35	6,415,000	7,512,157
Chicago, IL, O’Hare International Airport Revenue	5.750%	1/1/39	6,000,000	7,036,380
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/44	1,000,000	1,072,140
Illinois Finance Authority Revenue:
Advocate Health Care & Hospitals Corp. Network	6.250%	11/1/28	2,445,000	2,790,943	(c)
Depaul University	6.125%	10/1/40	5,000,000	5,937,900
Illinois State Finance Authority Revenue, Memorial Health System	5.500%	4/1/39	7,000,000	7,747,600
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Project, State Appropriations	5.250%	6/15/50	12,000,000	12,579,600
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	3,100,000	482,763

Total Illinois				57,459,884

Indiana - 4.1%
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	5.000%	10/1/41	5,000,000	5,622,000
Indiana State Finance Authority Revenue:
I-69 Development Partners LLC	5.000%	9/1/46	1,750,000	1,914,535	(f)
Private Activity-Ohio River Bridges East End Crossing Project	5.000%	7/1/44	5,000,000	5,447,100	(f)
Indianapolis, IN, Thermal Energy System Revenue, AGC	5.000%	10/1/25	5,000,000	5,496,900
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.625%	1/1/39	5,000,000	5,797,400	(c)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,233,150	(f)

Total Indiana				25,511,085

Iowa - 1.7%
Iowa State Finance Authority Midwestern Disaster Area Revenue:
Iowa Fertilizer Co. Project	5.000%	12/1/19	2,450,000	2,553,317
Iowa Fertilizer Co. Project	5.250%	12/1/25	7,100,000	7,710,245

Total Iowa				10,263,562

Kentucky - 1.8%
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc.	5.250%	10/1/36	11,000,000	11,249,150

Louisiana - 0.9%
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	5,000,000	5,326,600	(a)(e)

Massachusetts - 6.0%
Massachusetts State DFA Revenue:
Boston University	5.000%	10/1/29	3,000,000	3,387,900
Broad Institute Inc.	5.250%	4/1/37	8,000,000	9,270,320
Milford Regional Medical Center	5.750%	7/15/43	500,000	551,970
Partners Healthcare System	5.000%	7/1/47	5,750,000	6,615,662

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts State HEFA Revenue, Suffolk University	5.750%	7/1/39	$8,000,000	$8,963,680	(c)
Massachusetts State Housing Finance Agency, Housing Revenue	7.000%	12/1/38	4,575,000	4,908,289
Massachusetts State School Building Authority, Sales Tax Revenue	5.000%	5/15/43	3,000,000	3,448,620

Total Massachusetts				37,146,441

Michigan - 3.7%
Lansing, MI, Board of Water & Light Utility System Revenue	5.000%	7/1/37	7,000,000	7,957,460
Michigan State Building Authority Revenue, Facilities Program	5.250%	10/15/47	650,000	738,946
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.750%	7/1/44	2,120,000	2,264,287	(d)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	625,000	715,625
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	250,000	285,383
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/35	300,000	339,618
Senior Lien Detroit Water & Sewer	5.000%	7/1/33	1,270,000	1,445,857
Senior Lien Detroit Water & Sewer	5.000%	7/1/44	1,320,000	1,426,009
Royal Oak, MI, Hospital Finance Authority Revenue:
William Beaumont Hospital	5.000%	9/1/39	2,500,000	2,796,500
William Beaumont Hospital	8.250%	9/1/39	4,000,000	4,746,600	(c)

Total Michigan				22,716,285

Minnesota - 0.3%
Western Minnesota Municipal Power Agency Revenue	5.000%	1/1/46	1,530,000	1,747,750

Missouri - 2.7%
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	6.000%	11/15/51	900,000	912,456	(d)
Kansas City, MO, Water Revenue	5.250%	12/1/32	1,000,000	1,117,640
Missouri State HEFA Revenue:
Children’s Mercy Hospital	5.625%	5/15/39	6,000,000	6,688,560
Lutheran Senior Services	5.000%	2/1/44	2,710,000	2,938,019
Platte County, MO, IDA Revenue, Improvement Zona Rosa Retail Project, GTD	5.000%	12/1/32	5,000,000	5,344,950

Total Missouri				17,001,625

Nebraska - 0.5%
Nebraska Public Power Generation Agency Revenue, Whelan Energy Center Unit 2-A, AMBAC	5.000%	1/1/25	3,000,000	3,111,600	(c)

Nevada - 2.2%
Reno, NV, Hospital Revenue, Washoe Medical Centre, AGM	5.500%	6/1/33	12,750,000	13,823,933

New Jersey - 9.3%
New Jersey Institute of Technology Revenue	5.000%	7/1/45	750,000	838,208
New Jersey State EDA Revenue	5.000%	6/15/26	2,500,000	2,693,650
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	1,865,000	1,976,247	(f)
Continental Airlines Inc. Project	5.125%	9/15/23	2,000,000	2,193,480	(f)

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Continental Airlines Inc. Project	5.250%	9/15/29	$3,000,000	$3,294,240	(f)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	2,500,000	2,808,700	(f)
School Facilities Construction, SIFMA	1.610%	3/1/28	15,000,000	13,333,350	(a)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.625%	6/1/30	12,320,000	13,463,789
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	6.125%	6/1/30	7,445,000	7,949,324	(f)
New Jersey State Housing & Mortgage Finance Agency Revenue	6.375%	10/1/28	1,605,000	1,658,992
New Jersey State Turnpike Authority Revenue	0.490%	1/1/17	5,000,000	4,994,250	(a)
New Jersey State Turnpike Authority Revenue	0.690%	1/1/18	2,500,000	2,496,800	(a)(e)

Total New Jersey				57,701,030

New Mexico - 0.9%
New Mexico State Hospital Equipment Loan Council, Hospital Revenue, Presbyterian Healthcare Services	6.125%	8/1/28	5,000,000	5,637,050	(c)

New York - 11.6%
Liberty, NY, Development Corp. Revenue:
Goldman Sachs Headquarters	5.250%	10/1/35	4,000,000	4,883,320
Goldman Sachs Headquarters	5.500%	10/1/37	1,485,000	1,879,861
Long Island Power Authority, NY, Electric System Revenue	6.000%	5/1/33	24,570,000	28,508,080	(c)
MTA, NY, Revenue	5.250%	11/15/40	5,000,000	5,730,200
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2013	5.000%	6/15/47	5,000,000	5,769,850	(h)
New York City, NY, TFA, Building Aid Revenue	5.000%	1/15/32	4,000,000	4,439,000
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center LLC Project	5.000%	11/15/44	1,750,000	1,862,857	(d)
4 World Trade Center LLC Project	5.750%	11/15/51	5,000,000	5,910,550
Second Priority, Bank of America Tower	5.125%	1/15/44	1,000,000	1,121,650
Port Authority of New York & New Jersey Revenue	5.000%	1/15/41	3,820,000	4,360,263
Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	6,400,000	7,456,384

Total New York				71,922,015

North Carolina - 0.3%
Harnett County, NC, GO, Custody Receipts, AMBAC	5.250%	6/1/24	110,000	110,410
North Carolina Department of Transportation Private Activity Revenue, I-77 Hot Lanes Project	5.000%	6/30/54	1,500,000	1,598,865	(f)

Total North Carolina				1,709,275

Ohio - 1.7%
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38	8,000,000	9,049,440
Ohio State Water Development Authority, Environmental Improvement Revenue, U.S. Steel Corp. Project	6.600%	5/1/29	3,000,000	1,806,510

Total Ohio				10,855,950

Oregon - 0.1%
Umatilla County, OR, Hospital Facility Authority Revenue, Catholic Health Initiatives	5.000%	5/1/32	510,000	511,153

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 3.3%
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/30	$2,375,000	$2,687,740
East Hempfield Township, PA, IDA Revenue, Student Services Inc.-Student Housing Project-Millersville University	5.000%	7/1/47	550,000	583,638
Pennsylvania State Public School Building Authority Lease Revenue, Philadelphia School District Project, AGM	5.000%	6/1/33	7,255,000	7,407,210
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/41	6,000,000	6,788,340
Philadelphia, PA, School District, GO	5.000%	9/1/33	1,755,000	1,869,654
Philadelphia, PA, Water & Wastewater Revenue	5.000%	7/1/45	1,000,000	1,127,520

Total Pennsylvania				20,464,102

Rhode Island - 0.9%
Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing	7.000%	5/15/39	5,000,000	5,657,900

South Carolina - 0.5%
South Carolina State Ports Authority Revenue	5.250%	7/1/40	2,500,000	2,848,525

Tennessee - 0.0%
Hardeman County, TN, Correctional Facilities Corp., Correctional Facilities Revenue	7.750%	8/1/17	270,000	271,617

Texas - 14.5%
Dallas-Fort Worth, TX, International Airport Revenue, Joint Improvement	5.000%	11/1/45	10,000,000	11,042,200
Grand Parkway Transportation Corp., TX, System Toll Revenue, Convertible CAB, Step Bond	0.000%	10/1/36	4,000,000	3,339,240	(a)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Herman Health System	0.960%	6/1/23	4,500,000	4,450,005	(a)
Harris County, TX, Health Facilities Development Corp. Revenue, School Health Care System Revenue	5.750%	7/1/27	1,000,000	1,286,250	(g)
Houston, TX, Airport Systems Revenue, United Airlines Inc.	5.000%	7/15/30	5,500,000	5,948,250	(f)
Houston, TX, Utility System Revenue, Combined First Lien	5.000%	11/15/44	1,000,000	1,153,760
Love Field Airport Modernization Corp., TX, Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	15,000,000	16,671,150
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station LLC, Texas A&M University Project, AGM	5.000%	4/1/46	750,000	822,458
North Texas Tollway Authority Revenue	5.750%	1/1/33	5,000,000	5,461,550	(c)
North Texas Tollway Authority Revenue	5.000%	1/1/40	2,000,000	2,265,000
North Texas Tollway Authority Revenue	5.000%	1/1/45	2,105,000	2,368,441
North Texas Tollway Authority Revenue:
System-First Tier	5.750%	1/1/40	7,490,000	8,181,402	(c)
System-First Tier	5.750%	1/1/40	7,510,000	8,104,416
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	795,000	840,363
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/27	8,550,000	9,818,221
Texas State Private Activity Bond Surface Transportation Corp. Revenue, LBJ Infrastructure Group LLC	7.000%	6/30/40	7,000,000	8,439,760

Total Texas				90,192,466

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - 0.9%
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.250%	1/1/32	$3,000,000	$3,311,640	(f)
Elizabeth River Crossings OpCo LLC Project	5.500%	1/1/42	2,000,000	2,223,980	(f)

Total Virginia				5,535,620

Washington - 0.1%
Washington State HFC Revenue:
Heron’s Key	6.500%	7/1/30	350,000	361,315	(d)
Heron’s Key	6.750%	7/1/35	370,000	382,621	(d)

Total Washington				743,936

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $757,483,224)				856,940,450

SHORT-TERM INVESTMENTS - 1.6%
District of Columbia - 0.0%
Metropolitan Washington DC, Airports Authority System Revenue, LOC-Royal Bank of Canada	0.020%	10/1/39	100,000	100,000	(f)(i)(j)

Illinois - 0.4%
Illinois State Toll Highway Authority Revenue, AGM, SPA-Landesbank Hessen-Thuringen	0.230%	1/1/17	2,100,000	2,100,000	(i)(j)

Massachusetts - 0.0%
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.010%	7/1/27	100,000	100,000	(i)(j)

New York - 1.2%
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.210%	11/1/26	300,000	300,000	(i)(j)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.210%	6/15/32	3,600,000	3,600,000	(i)(j)
Second General Resolution, SPA-Dexia Credit Local	0.300%	6/15/32	2,935,000	2,935,000	(i)(j)
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.210%	11/1/22	700,000	700,000	(i)(j)

Total New York				7,535,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $9,835,000)				9,835,000

TOTAL INVESTMENTS - 139.8% (Cost - $767,318,224#)				866,775,450
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (5.2)%				(32,075,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (35.1)%				(217,575,000)
Other Assets in Excess of Liabilities - 0.5%				2,833,885

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$619,959,335

See Notes to Schedule of Investments.

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Schedule of investments (unaudited) (cont’d)	February 29, 2016

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is purchased on a when-issued basis.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Maturity date shown represents the mandatory tender date.

(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(i)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
FHA	— Federal Housing Administration
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Managed Municipals Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income exempt from federal income tax as is consistent with preservation of principal.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$856,940,450	—	$856,940,450

Short-term Investments†	—	9,835,000	—	9,835,000

Total Investments	—	$866,775,450	—	$866,775,450

Other Financial Instruments:
Futures Contracts	$18,246	—	—	$18,246

Total	$18,246	$866,775,450	—	$866,793,696

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 29, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$103,542,369
Gross unrealized depreciation	(4,085,143)

Net unrealized appreciation	$99,457,226

At February 29, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	59	6/16	$9,725,590	$9,707,344	$18,246

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Managed Municipals Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 21, 2016